Investment Portfolioas of August 31, 2024 (Unaudited)
DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 99.0%
Alabama 0.7%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	3,000,000	3,213,668
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	4,170,000	4,557,864
Southeast Alabama, Energy Authority Commodity Supply Revenue Project 4, Series A, 4.0% (a), 11/1/2051, GTY: Goldman Sachs Group, Inc.	5,000,000	5,053,683
		12,825,215
Alaska 0.1%
Alaska, Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2050	2,045,000	1,878,226
Arizona 1.9%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup, Inc.	1,600,000	1,744,927
5.0%, 12/1/2037, GTY: Citigroup, Inc.	8,405,000	9,321,785
Arizona, State Health Facilities Authority Revenue, Banner Health Obligated Group:
Series B, MUNIPSA + 0.25%, 3.17% (a), 1/1/2046	1,220,000	1,201,629
Series B, Prerefunded, MUNIPSA + 0.25%, 3.17% (a), 1/1/2046	230,000	230,214
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	5,490,000	5,255,166
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	4,560,000	4,598,053
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue:
Series D, 5.0%, 12/1/2043 (b)	2,150,000	2,356,631
Series D, 5.0%, 12/1/2044 (b)	2,750,000	3,003,629
Series D, 5.0%, 12/1/2045 (b)	2,200,000	2,394,854
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	6,495,000	5,248,225
144A, 5.0%, 6/15/2049	1,445,000	1,408,908
144A, 5.0%, 6/15/2052	1,410,000	1,378,772
		38,142,793
California 5.7%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, Prerefunded, 5.0%, 6/1/2040	11,765,000	11,988,448
California, Housing Finance Agency, Municipal Certificates:
“A", Series A, 3.25%, 8/20/2036	8,283,531	7,857,944
“A", Series 2021-1, 3.5%, 11/20/2035	5,294,618	5,152,654
“A", Series 2021-2, 3.75%, 3/25/2035	10,349,485	10,521,174
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series A-4, 144A, AMT, 8.0% (a), 1/1/2050	5,000,000	5,047,865
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,423,062
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	15,315,000	19,333,556
California, Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2040	6,975,000	6,456,652

California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,560,000	1,316,518
4.0%, 9/1/2046	2,265,000	2,009,116
California, State General Obligation:
Series C-3, 2.0% (c), 9/6/2024, LOC: U.S Bank NA	400,000	400,000
Series A-1, 3.5% (c), 9/3/2024, LOC: Barclays Bank PLC	1,100,000	1,100,000
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	4,335,000	4,640,746
California, State Public Finance Authority Revenue, ENSO Village Project, Series A, 144A, 5.0%, 11/15/2046	535,000	509,463
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	7,566,321
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 2.74% (c), 9/6/2024, LOC: Wells Fargo Bank NA	350,000	350,000
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2030	5,715,000	6,050,052
Series C, AMT, 5.0%, 5/15/2031	3,910,000	4,092,175
Nuveen California Quality Municipal Income Fund, Series 1-1362, 144A, AMT, 3.07% (c), 9/6/2024, LIQ: Societe Generale	400,000	400,000
Sacramento County, CA, Airport System Revenue, Series C, AMT, 5.0%, 7/1/2030	13,690,000	14,408,283
		111,624,029
Colorado 4.3%
Colorado, Bridge & Tunnel Enterprise Revenue, Series A, 5.5%, 12/1/2054, INS: AGMC	3,000,000	3,401,167
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	3,333,000	3,366,987
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co.	30,000,000	37,333,344
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	4,000,000	3,807,944
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	1,030,000
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2029	7,985,000	8,469,664
Series A, AMT, 5.0%, 12/1/2031	5,250,000	5,541,141
Series B, AMT, 5.5%, 11/15/2040	1,835,000	2,085,188
Series B, AMT, 5.5%, 11/15/2042	1,665,000	1,874,408
Series B, AMT, 5.5%, 11/15/2043	1,665,000	1,866,869
Series A, AMT, 5.5%, 11/15/2053	4,000,000	4,347,593
Series D, AMT, 5.75%, 11/15/2045	3,280,000	3,687,327
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	4,755,000	4,805,914
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	940,000	848,645
4.0%, 12/1/2051	3,510,000	2,891,629
		85,357,820
District of Columbia 1.6%
District of Columbia, General Obligation, Series A, 5.0%, 6/1/2033	7,500,000	7,610,876
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	4,810,000	4,812,958
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2050	2,155,000	2,150,691
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AGMC	3,265,000	2,513,297
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2031	5,355,000	5,513,342
Series A, AMT, 5.25%, 10/1/2049	1,750,000	1,887,073
Series A, AMT, 5.5%, 10/1/2054	3,000,000	3,291,014

Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,549,714
Series A, 5.0%, 10/1/2030	1,455,000	1,545,618
		30,874,583
Florida 7.3%
Broward County, FL, Airport System Revenue:
Series A, AMT, 4.0%, 10/1/2044	2,140,000	2,035,844
Series A, AMT, 4.0%, 10/1/2049	3,425,000	3,201,911
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	1,560,000	1,318,992
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.25%, 6/1/2038	4,685,000	4,809,363
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	540,000	569,214
Series A-1, 5.0%, 10/1/2033	540,000	567,338
Series A-1, 5.0%, 10/1/2034	545,000	570,551
Series A-1, 5.0%, 10/1/2035	270,000	281,277
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	785,000	789,902
Series A-1, 5.0%, 11/1/2058	1,255,000	1,256,465
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	3,570,000	3,480,920
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	2,500,000	2,556,729
Series A, 144A, 6.375%, 5/1/2053	1,000,000	1,023,586
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2050	5,170,000	5,207,865
Series A, 5.0%, 6/15/2056	3,210,000	3,226,055
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0% (a), 7/15/2032	5,555,000	5,929,991
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.5%, 7/1/2053	5,000,000	5,188,251
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	280,000	291,348
Series B, 5.0%, 7/1/2042	295,000	306,956
Series A-1, 5.0%, 7/1/2051	255,000	260,227
Series B, 5.0%, 7/1/2051	420,000	428,609
Series A-1, 5.0%, 2/1/2057	370,000	375,648
Series B, 5.0%, 7/1/2057	440,000	446,717
Florida, Higher Educational Facilities Financing Authority Revenue, Rollins College Project, Series A, 4.0%, 12/1/2050	15,000,000	14,197,398
Florida, Jacksonville Electric Authority, Electric System Revenue, Series B, 4.0%, 10/1/2037	1,500,000	1,510,559
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	15,000,000	11,427,393
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2044	1,000,000	886,225
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	2,150,000	2,150,580
Florida, State Housing Finance Corp. Revenue, Series 1, 3.5%, 7/1/2051	1,710,000	1,704,338
Florida, Village Community Development District No. 12, Special Assessment Revenue:
4.25%, 5/1/2043	5,185,000	5,130,379
4.375%, 5/1/2050	6,850,000	6,696,635

Florida, Village Community Development District No. 13, Special Assessment Revenue, 3.25%, 5/1/2052	2,235,000	1,738,895
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	6,500,000	6,791,311
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 5.25%, 5/1/2054	2,160,000	2,237,025
Hillsborough County, FL, Industrial Development Authority Revenue, BayCare Obligated Group, Series C, 5.5%, 11/15/2054 (b)	6,000,000	6,799,157
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	3,120,559
Miami-Dade County, FL, Seaport Revenue:
Series B1, AMT, 4.0%, 10/1/2046	6,430,000	6,014,759
Series A, AMT, 5.0%, 10/1/2047	14,235,000	15,218,721
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	685,000	775,298
Series C, 7.625%, 5/15/2058	905,000	1,027,398
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	13,380,000	12,814,473
		144,364,862
Georgia 2.6%
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	3,825,000	3,640,900
Columbia County, GA, Hospital Authority Revenue, WellStar Health System Obligated Group:
Series A, 5.125%, 4/1/2048	1,875,000	2,026,289
Series A, 5.75%, 4/1/2053	2,000,000	2,271,315
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,225,933
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	815,000	730,256
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 4.0% (a), 7/1/2052, GTY: Royal Bank of Canada	10,920,000	11,013,913
Series C, 5.0% (a), 9/1/2053, GTY: Royal Bank of Canada	5,765,000	6,170,815
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co.	5,000,000	5,313,674
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	5,000,000	5,375,487
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series B, 5.0% (a), 7/1/2053, GTY: Royal Bank of Canada	4,750,000	5,064,749
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,005,314
Georgia, The Atlanta Development Authority Revenue, Capital Appreciation Convertible Economic Development Certificates, “A”, Series 1, 144A, 0%–6.5% 12/15/2048 (d)	3,250,000	2,636,107
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 2, 3.875% (a), 10/1/2048	1,250,000	1,268,043
		51,742,795
Illinois 7.0%
Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2038	2,290,000	2,378,302
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.5%, 1/1/2053 (b)	6,670,000	7,286,988
Series A, AMT, 5.5%, 1/1/2053, INS: AGMC	6,395,000	6,840,040
Series A, AMT, 5.5%, 1/1/2059 (b)	2,670,000	2,902,142
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2050	3,730,000	3,540,212
Series A, 5.0%, 12/1/2052	15,000,000	15,812,466
Illinois, Housing Development Authority Revenue, Series N, 6.25%, 4/1/2054	6,825,000	7,538,424
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	9,856,578
Illinois, Regional Transportation Authority, Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,059,923

Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, Prerefunded, 5.0%, 1/1/2036	2,970,000	3,122,988
Series A, Prerefunded, 5.0%, 1/1/2037	3,965,000	4,169,242
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045 * (e)	9,825,000	2,259,750
Illinois, State General Obligation:
5.0%, 11/1/2034	3,500,000	3,591,800
5.0%, 1/1/2035	6,875,000	6,984,610
Series A, 5.0%, 5/1/2040	3,000,000	3,117,109
Series A, 5.0%, 12/1/2042	5,955,000	6,122,183
Series A, 5.0%, 5/1/2043	2,000,000	2,061,951
Series A, 5.25%, 12/1/2030	6,500,000	6,922,745
Series B, 5.25%, 5/1/2041	5,625,000	6,175,680
Series B, 5.25%, 5/1/2042	6,375,000	6,970,421
Series B, 5.25%, 5/1/2043	3,000,000	3,268,118
Series C, 5.25%, 10/1/2046	6,000,000	6,496,994
5.5%, 5/1/2039	7,665,000	8,422,439
5.75%, 5/1/2045	4,205,000	4,612,489
		138,513,594
Indiana 2.5%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	20,635,000	20,812,259
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	2,648,877
Indiana, State Finance Authority, CWA Authority, Inc. Project Revenue:
Series A, 5.0%, 10/1/2042	1,000,000	1,121,750
Series A, 5.0%, 10/1/2043	1,000,000	1,115,911
Series A, 5.0%, 10/1/2044	1,000,000	1,111,503
Series A, 5.0%, 10/1/2045	1,000,000	1,107,566
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	1,665,000	1,739,208
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series G-1, 5.0%, 1/1/2053	9,000,000	9,575,904
Series G-1, 5.25%, 1/1/2048	4,100,000	4,483,770
Series E, 6.0%, 3/1/2053	3,570,000	3,948,920
Series E, 6.125%, 3/1/2057	1,780,000	1,968,689
		49,634,357
Iowa 1.3%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	2,265,000	2,362,686
Iowa, PEFA, Inc., Gas Project Revenue, 5.0% (a), 9/1/2049, GTY: Goldman Sachs Group, Inc.	10,000,000	10,216,280
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series B, 7.5%, 5/15/2053	910,000	1,029,957
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	12,905,000	11,711,112
		25,320,035
Kentucky 0.9%
Kenton County, KY, Airport Board Revenue:
Series A, AMT, 5.25%, 1/1/2049	4,000,000	4,278,840
Series A, AMT, 5.25%, 1/1/2054	3,200,000	3,417,919
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project, Series A, 5.0%, 5/15/2052	10,275,000	10,629,201
		18,325,960

Louisiana 0.4%
Louisiana, State Public Facilities Authority Revenue, Calcasieu Bridge Partners LLC, AMT, 5.75%, 9/1/2064	8,000,000	8,764,068
Maryland 0.4%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series C, 3.5%, 3/1/2050	1,795,000	1,789,501
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project, Series A, 5.75%, 7/1/2053	1,925,000	2,108,247
Maryland, State Health & Higher Educational Facilities Authority Revenue, UPMC Obligated Group, Series B, 4.0%, 4/15/2045	3,510,000	3,403,531
		7,301,279
Massachusetts 0.1%
Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6E, 3.8% (c), 9/3/2024, LOC: TD Bank NA	100,000	100,000
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	1,105,000	923,410
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, 5.0%, 7/1/2036	1,000,000	1,021,939
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.9% (c), 9/3/2024, LOC: Bank of America NA	50,000	50,000
		2,095,349
Michigan 0.5%
Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2049	10,740,000	9,916,871
Minnesota 0.3%
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	5,198,302
Missouri 1.4%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,476,202
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	2,640,000	2,500,084
Series A, 5.0%, 2/1/2046	3,285,000	3,306,636
Missouri, State Health & Educational Facilities Authority Revenue, Mercy Health, Series C, 4.0%, 11/15/2049	7,000,000	6,552,627
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program:
Series B, 4.0%, 5/1/2050	2,090,000	2,102,507
Series C, 6.0%, 5/1/2053	10,145,000	11,279,243
		28,217,299
Nevada 0.7%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series A4, AMT, 8.125% (a), 1/1/2050	4,450,000	4,492,601
Nevada, Reno-Tahoe Airport Authority Revenue:
Series A, AMT, 5.25%, 7/1/2049 (b)	2,000,000	2,138,795
Series A, AMT, 5.25%, 7/1/2054 (b)	1,600,000	1,700,475
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	33,000,000	4,725,521
		13,057,392

New Jersey 4.0%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	1,245,000	1,337,728
New Jersey, State Economic Development Authority Revenue:
Series SSS, 5.25%, 6/15/2038	1,600,000	1,848,924
Series BBB, Prerefunded, 5.5%, 6/15/2030	16,440,000	17,541,325
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, Series A, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,004,528
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 4.25%, 12/1/2045	4,835,000	4,906,845
Series C, AMT, 5.0%, 12/1/2053	2,520,000	2,555,684
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	2,490,000	2,600,273
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series CC, 5.5%, 6/15/2050	4,500,000	4,967,616
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	5,820,000	5,600,062
Series A, 5.0%, 12/15/2034	9,280,000	9,886,671
Series A, 5.0%, 12/15/2036	2,385,000	2,523,547
Series BB, 5.25%, 6/15/2050	6,855,000	7,506,863
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	7,900,000	8,189,663
South Jersey, NJ, Transportation Authority System Revenue:
Series A, 4.0%, 11/1/2050	2,000,000	1,920,384
Series A, 5.25%, 11/1/2052	3,200,000	3,438,204
		78,828,317
New Mexico 1.2%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund:
Series A, 4.0%, 6/1/2029	5,765,000	6,028,434
Series A, 4.0%, 6/1/2030	5,795,000	6,019,864
New Mexico, State Mortgage Finance Authority:
Series A, 3.5%, 1/1/2051	2,545,000	2,536,360
“I", Series D, 6.5%, 9/1/2054	6,300,000	7,034,388
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Revenue, “I”, Series D, 3.75%, 1/1/2050	2,265,000	2,267,536
		23,886,582
New York 13.2%
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	2,000,000	2,087,670
New York, Metropolitan Transportation Authority Revenue:
Series G-1G, 2.84% (c), 9/6/2024, LOC: TD Bank NA	300,000	300,000
Series 2012-G1, 3.9% (c), 9/3/2024, LOC: Barclays Bank PLC	3,400,000	3,400,000
Series E-1, 3.9% (c), 9/3/2024, LOC: Barclays Bank PLC	900,000	900,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond, Series B2, 5.0%, 11/15/2034	10,940,000	11,524,847
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series B, Prerefunded, 5.0%, 2/15/2035	10,000	10,098
Series A, 5.0%, 2/15/2039	3,940,000	4,118,457
Series A, Prerefunded, 5.0%, 2/15/2039	10,000	10,588
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 5.0%, 3/15/2036	5,000,000	5,309,421
New York, State Liberty Development Corp. Revenue, Series A, 3.0%, 11/15/2051	3,500,000	2,607,120
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	2,050,000	2,122,450
AMT, 5.0%, 10/1/2035	3,705,000	3,897,105
AMT, 5.625%, 4/1/2040	5,160,000	5,561,838

New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	936,656
AMT, 5.375%, 6/30/2060	12,495,000	13,038,729
AMT, 6.0%, 6/30/2054	1,400,000	1,530,463
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	3,210,000	3,379,970
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-4C, 3.6% (c), 9/3/2024, LOC: U.S Bank NA	400,000	400,000
Series B, 3.8% (c), 9/3/2024, LOC: TD Bank NA	400,000	400,000
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels:
Series C, 3.0%, 11/15/2046	5,000,000	4,022,247
Series A, 4.0%, 11/15/2054	5,000,000	4,851,972
Series A, 5.0%, 11/15/2034	1,000,000	1,163,258
Series A, 5.0%, 11/15/2035	1,250,000	1,447,038
Series A, 5.0%, 11/15/2036	1,250,000	1,438,540
Series A, 5.0%, 11/15/2049	5,155,000	5,475,214
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series GG-1, 5.0%, 6/15/2050	10,000,000	10,604,765
Series AA-1, 5.25%, 6/15/2052	7,500,000	8,263,992
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series E-1, 5.0%, 11/1/2041	23,490,000	26,266,572
Series F-1, 5.0%, 2/1/2042	9,410,000	10,436,351
Series F-1, 5.0%, 2/1/2044	5,000,000	5,497,762
Series D-1, 5.25%, 11/1/2040	5,000,000	5,686,829
Series D-1, 5.5%, 11/1/2045	15,000,000	16,987,182
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S1, 5.0%, 7/15/2035	2,800,000	2,936,902
New York, NY, General Obligation:
Series G-6, 3.6% (c), 9/3/2024, LOC: Mizuho Bank Ltd.	12,300,000	12,300,000
Series B1, 5.0%, 12/1/2031	2,000,000	2,079,119
Series E1, 5.0%, 4/1/2040	11,250,000	12,539,839
Series B-1, 5.25%, 10/1/2047	3,000,000	3,298,297
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series DD-3B, 3.6% (c), 9/3/2024, SPA: State Street B&T Co.	5,900,000	5,900,000
Port Authority of New York & New Jersey:
Series 207, AMT, 5.0%, 9/15/2031	6,950,000	7,268,056
Series 207, AMT, 5.0%, 9/15/2032	13,500,000	14,095,538
Series 242, AMT, 5.0%, 12/1/2032	12,000,000	13,402,958
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue:
Series A, 5.25%, 5/15/2052	8,000,000	8,802,017
Series A, 5.25%, 5/15/2057	12,000,000	13,106,604
		259,406,464
North Carolina 0.7%
North Carolina, Greater Asheville Regional Airport Authority Revenue:
AMT, 5.25%, 7/1/2043, INS: AGMC	1,165,000	1,261,810
AMT, 5.25%, 7/1/2048, INS: AGMC	2,250,000	2,409,766
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	2,735,000	2,785,220
North Carolina, State Housing Finance Agency:
Series 42, 4.0%, 1/1/2050	3,030,000	3,047,738
Series 52-A, 6.25%, 1/1/2055	2,995,000	3,305,436
		12,809,970

North Dakota 0.1%
City of Grand Forks, ND, Altru Health System Obligated Group Revenue, Series A, 5.0%, 12/1/2053, INS: AGMC	1,315,000	1,371,911
Ohio 2.6%
Buckeye, OH, Tobacco Settlement Financing Authority:
“1", Series A-2, 4.0%, 6/1/2048	9,975,000	9,101,781
“2", Series B-2, 5.0%, 6/1/2055	6,000,000	5,523,640
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	982,030
5.0%, 1/1/2046	2,790,000	2,771,716
Series A, 5.75%, 1/1/2053	2,860,000	3,014,383
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	7,380,000	7,484,882
Ohio, Port of Greater Cincinnati Development Authority Revenue, Series B, 5.0%, 12/1/2053	1,305,000	1,390,008
Ohio, State Hospital Revenue, Aultman Health Foundation:
144A, 5.0%, 12/1/2038	7,750,000	7,633,191
144A, 5.0%, 12/1/2048	7,500,000	7,072,295
Ohio, State Hospital Revenue, University Hospitals Health System, Inc., Series A, 3.85% (c), 9/3/2024, LOC: PNC Bank NA	500,000	500,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	2,800,000	2,838,915
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, First Time Homebuyer Program, 3.75%, 9/1/2050	2,540,000	2,549,305
		50,862,146
Oklahoma 1.0%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	2,670,000	2,733,416
Series A, 5.5%, 8/15/2041	3,020,000	3,159,981
Series A, 5.5%, 8/15/2044	3,205,000	3,318,268
Oklahoma, State Turnpike Authority Revenue:
Series E, 4.0%, 1/1/2031	6,375,000	6,490,507
5.5%, 1/1/2053	3,000,000	3,309,810
		19,011,982
Pennsylvania 4.5%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	648,893
5.0%, 12/1/2053	1,780,000	1,643,858
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,146,516
Pennsylvania, Bucks County Water and Sewer Authority Revenue, Series A, 5.25%, 12/1/2047, INS: AGMC	2,175,000	2,377,404
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,154,187
Pennsylvania, Commonwealth Financing Authority Revenue, Series A, 5.0%, 6/1/2033	5,000,000	5,066,511
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,359,629
5.0%, 6/1/2028	1,290,000	1,383,624
5.0%, 6/1/2029	1,290,000	1,383,046
5.0%, 6/1/2030	855,000	915,871
5.0%, 6/1/2031	865,000	924,831
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,118,708

Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 5.75%, 6/30/2048	10,000,000	10,970,916
Pennsylvania, State General Obligation, Series D, 5.0%, 8/15/2032	5,000,000	5,095,197
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 136, 3.0%, 10/1/2051	4,113,429	4,061,366
Series 132A, 3.5%, 4/1/2051	1,085,000	1,082,623
Pennsylvania, State Turnpike Commission Revenue:
Series B, 5.0%, 6/1/2033	12,000,000	12,366,137
Series B-1, 5.0%, 6/1/2042	6,950,000	7,170,607
Series B, 5.25%, 12/1/2052	4,050,000	4,406,350
Southeastern, PA, Transportation Authority Revenue, 5.25%, 6/1/2052	20,000,000	21,765,840
		89,042,114
South Carolina 2.6%
South Carolina, Public Service Authority Revenue:
Series A, 4.0%, 12/1/2055	4,000,000	3,721,112
Series B, 5.25%, 12/1/2054	2,000,000	2,167,513
Series A, 5.5%, 12/1/2054	1,200,000	1,333,671
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2054	2,500,000	2,790,896
South Carolina, State Public Service Authority Revenue:
Series B, 4.0%, 12/1/2047	7,270,000	6,984,175
Series A, 4.0%, 12/1/2052	8,640,000	8,105,208
Series A, 5.0%, 12/1/2033	4,400,000	4,483,767
Series A, 5.0%, 12/1/2036	4,780,000	4,857,299
South Carolina, State Transportation Infrastructure Bank Revenue, Series A, 5.0%, 10/1/2038	15,130,000	15,882,195
		50,325,836
Tennessee 1.2%
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	4,000,000	3,740,809
Series B, AMT, 4.0%, 7/1/2054	10,045,000	9,297,261
Series B, AMT, 5.5%, 7/1/2052	3,250,000	3,526,039
Shelby County, TN, Health & Educational Facilities Board Revenue, Madrone Memphis Student Housing I LLC, Series A1, 144A, 5.25%, 6/1/2056	1,135,000	1,171,617
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	5,050,000	5,379,651
		23,115,377
Texas 15.3%
Aubrey, TX, Independent School District, 4.0%, 2/15/2052	6,025,000	5,779,585
Austin, TX, Independent School District, General Obligation, 5.25%, 8/1/2049	12,500,000	13,949,037
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, Prerefunded, 5.0%, 1/1/2040	4,730,000	4,817,940
Series E, 5.0%, 1/1/2045	1,500,000	1,574,150
City of Corpus Christi, TX, Utility System Revenue, 5.0%, 7/15/2049	3,335,000	3,623,604
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	11,465,000	11,631,226
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0% (a), 8/15/2053	9,050,000	9,127,599
Harris County, TX, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05% (a), 11/1/2050	5,100,000	5,205,430
Harris County, TX, Toll Road Revenue, Series A, 5.25%, 8/15/2054	10,000,000	11,110,346

Houston, TX, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department:
5.0%, 9/1/2029	1,000,000	1,081,373
5.0%, 9/1/2030	1,000,000	1,077,744
5.0%, 9/1/2031	850,000	913,000
Lower Colorado River, TX, Transmission Contract Authority Revenue, LCRA Transmission Services Corp. Project:
5.0%, 5/15/2045	1,500,000	1,571,423
5.0%, 5/15/2050	2,500,000	2,603,800
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	15,000,000	13,299,798
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	1,525,000	1,303,363
Series A, 4.0%, 4/1/2051	5,500,000	4,532,108
Series A, 4.0%, 4/1/2054	785,000	637,111
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	890,000	778,416
Series A, 5.0%, 10/1/2051	1,580,000	1,297,066
San Antonio, TX, Electric & Gas Systems Revenue:
Series A, 5.25%, 2/1/2049	3,000,000	3,326,872
Series D, 5.25%, 2/1/2054 (b)	7,500,000	8,286,960
San Antonio, TX, Independent School District Revenue, 5.0%, 8/15/2047	10,000,000	10,890,651
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	20,000,000	20,609,570
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Healthcare, Series D, 5.5%, 11/15/2047	8,550,000	9,485,335
Texas, Canutillo Independent School District, General Obligation, Series A, 5.25%, 2/15/2054	8,290,000	9,213,717
Texas, Lamar Consolidated Independent School District:
5.0%, 2/15/2041	10,930,000	12,019,237
5.0%, 2/15/2042	13,180,000	14,419,192
5.0%, 2/15/2043	11,340,000	12,356,477
5.25%, 2/15/2059	10,000,000	11,030,841
Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bridgemoor Plano Project, Series A-1, 7.25%, 12/31/2030	4,100,000	4,067,823
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	4,250,000	4,219,337
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	6,250,000	6,824,402
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC:
AMT, 5.5%, 6/30/2041	2,000,000	2,162,740
AMT, 5.5%, 6/30/2042	1,700,000	1,835,152
AMT, 5.5%, 6/30/2043	2,290,000	2,466,952
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	2,750,000	2,799,204
Texas, State College Student Loan, Series A, AMT, 5.5%, 8/1/2028	5,620,000	5,857,664
Texas, State Department of Housing & Community Affairs, Series C, 6.0%, 3/1/2054	7,935,000	8,832,326
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	8,615,000	8,911,794
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	14,410,000	14,453,670
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
Series B, 4.0%, 10/15/2033	20,000,000	20,621,460
Series B, 4.0%, 10/15/2036	5,000,000	5,097,624

Texas, Transmission Contract Authority Revenue, LCRA Transmission Services Corp. Project:
Series A, 5.0%, 5/15/2040	1,000,000	1,107,546
Series A, 5.0%, 5/15/2041	4,450,000	4,907,348
		301,718,013
Utah 2.0%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 4.0%, 7/1/2051	10,200,000	9,510,188
Series A, AMT, 5.0%, 7/1/2032	5,000,000	5,241,163
Series A, AMT, 5.0%, 7/1/2042	13,440,000	13,682,937
Series A, AMT, 5.0%, 7/1/2043	3,850,000	3,940,285
Series A, AMT, 5.0%, 7/1/2048	2,310,000	2,364,326
Utah, State Housing Corp. Revenue, Series A, 6.5%, 1/1/2054	3,160,000	3,524,437
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.5%, 6/1/2040	1,400,000	1,579,830
		39,843,166
Virginia 2.1%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare:
Series A, 5.0%, 10/1/2042	895,000	956,113
Series A, 5.0%, 10/1/2047	3,035,000	3,193,824
Series A, 5.0%, 10/1/2052	3,900,000	4,072,623
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation, 144A, 5.0%, 9/1/2045	3,700,000	3,706,030
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	4,010,000	3,692,060
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	4,275,000	4,149,661
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2049	3,145,000	3,196,930
AMT, 5.0%, 12/31/2052	8,640,000	8,766,601
Virginia, State College Building Authority, Educational Facilities Revenue, Regent University Project, 4.0%, 6/1/2046	2,420,000	2,136,328
Virginia, State Commonwealth Transportation Board Revenue, Series A, 5.0%, 5/15/2031	5,120,000	5,452,214
Virginia Beach, VA, State Beach Development Authority Residential Care Facility, Westminster-Canterbury on Chesapeake Bay Obligated Group, Series B-3, 5.375%, 9/1/2029	1,070,000	1,113,356
		40,435,740
Washington 3.9%
King County, WA, School District No. 412 Shoreline, 5.0%, 12/1/2031	4,345,000	4,716,030
Port of Seattle, WA, Revenue Bonds:
Series C, AMT, 5.0%, 8/1/2032	9,200,000	9,992,934
Series B, AMT, 5.5%, 8/1/2047	1,500,000	1,630,661
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	1,575,000	1,688,854
Spokane County, WA, School District No. 81, Series B, 4.0%, 12/1/2030	13,000,000	13,412,071
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2048, INS: AGMC	9,170,000	7,234,358
Series B, 3.0%, 7/1/2058	4,630,000	3,170,240
Washington, State Health Care Facilities Authority, CommonSpirit Health Obligation Group, Series A2, 5.0%, 8/1/2044	17,700,000	18,399,010
Washington, State Higher Educational Facilities Authority, Gonzaga University Project, Series A, 3.0%, 4/1/2049	5,000,000	3,970,779

Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2050	4,350,000	3,984,052
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, 144A, 5.0%, 1/1/2055	9,010,000	8,080,200
		76,279,189
West Virginia 2.0%
West Virginia, Marshall University Revenue, Improvement & Refunding Bonds, Series A, 4.0%, 5/1/2050, INS: AGMC	9,150,000	8,414,271
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, AMT, 4.125% (a), 7/1/2045	3,900,000	3,899,948
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	10,085,000	10,312,592
Series A, 5.0%, 6/1/2047	10,035,000	10,219,909
West Virginia, State Parkways Authority, Senior Lien, Trunpike Toll Revenue, 4.0%, 6/1/2051	6,765,000	6,516,087
		39,362,807
Wisconsin 2.4%
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	10,000,000	8,934,904
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	8,000,000	6,923,126
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	485,000	456,871
144A, Prerefunded, 4.0%, 4/1/2042	10,000	10,853
144A, Prerefunded, 4.0%, 4/1/2052	25,000	27,133
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	1,235,000	1,140,112
144A, 5.75%, 5/1/2054	3,860,000	3,434,928
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel:
Series A, 5.0%, 2/1/2062	8,750,000	8,938,096
Series B, 144A, 6.0%, 2/1/2062	3,000,000	3,177,443
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	1,560,000	1,567,357
144A, 5.0%, 10/1/2048	10,840,000	10,719,857
Wisconsin, State General Obligation, Series 1, 5.0%, 5/1/2035 (b)	1,250,000	1,440,461
		46,771,141
Guam 0.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	1,090,000	1,127,004
Puerto Rico 0.4%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,690,325	1,653,698
Series A1, 4.0%, 7/1/2041	2,613,626	2,484,149
Series A1, 4.0%, 7/1/2046	1,097,810	1,019,354
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	10,000,000	3,371,935
		8,529,136
Total Municipal Investments (Cost $1,909,020,090)		1,945,881,724

Corporate Bonds 0.5%
Consumer Discretionary
Grand Canyon University, 5.125%, 10/1/2028 (Cost $10,835,000)	10,835,000	10,009,636

	Shares	Value ($)

Closed-End Investment Companies 0.7%
Nuveen Quality Municipal Income Fund (Cost $15,107,323)	1,244,000	14,965,320

Open-End Investment Companies 0.6%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.84% (f) (Cost $11,955,229)	11,954,033	11,955,228

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,946,917,642)	100.8	1,982,811,908
Other Assets and Liabilities, Net	(0.8)	(16,574,423)
Net Assets	100.0	1,966,237,485
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	When-issued security.
(c)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2024. Date shown reflects the earlier of demand date or stated maturity date.

(d)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(e)	Defaulted security or security for which income has been deemed uncollectible.
(f)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association

SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$1,945,881,724	$—	$1,945,881,724
Corporate Bonds	—	10,009,636	—	10,009,636
Closed-End Investment Companies	14,965,320	—	—	14,965,320
Open-End Investment Companies	11,955,228	—	—	11,955,228
Total	$26,920,548	$1,955,891,360	$—	$1,982,811,908

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
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